Item 1. Report to Shareholders

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Certified Financials

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    6 Months      Year
                       Ended     Ended
                     6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98

NET ASSET VALUE
Beginning of period   $15.51   $ 17.49   $ 19.17   $ 19.69   $ 18.59   $ 16.54

Investment activities
  Net investment
  income (loss)         0.21*     0.47      0.51      0.54      0.53      0.53

  Net realized
  and unrealized
  gain (loss)           1.25     (1.95)    (1.29)    (0.13)     1.34      2.08

  Total from
  investment
  activities            1.46     (1.48)    (0.78)     0.41      1.87      2.61

Distributions
  Net investment
  income               (0.21)    (0.47)    (0.52)    (0.53)    (0.54)    (0.52)

  Net realized
  gain                     -     (0.03)    (0.38)    (0.40)    (0.23)    (0.04)

  Total
  distributions        (0.21)    (0.50)    (0.90)    (0.93)    (0.77)    (0.56)

NET ASSET VALUE
End of period         $16.76   $ 15.51   $ 17.49   $ 19.17   $ 19.69   $ 18.59
                      ----------------------------------------------------------

Ratios/Supplemental Data

Total return^          9.48%*  (8.54)%   (3.98)%     2.09%    10.26%    15.97%

Ratio of total
expenses to
average net assets     0.84%!*   0.79%     0.83%     0.79%     0.79%     0.78%

Ratio of net
investment
income (loss)
to average
net assets             2.70%!*   2.88%     2.84%     2.75%     2.80%     3.04%

Portfolio
turnover rate          37.5%!    49.1%     36.0%     16.5%     20.7%     12.5%

Net assets,
end of period
(in millions)         $1,825   $ 1,582   $ 1,791   $ 1,896   $ 2,091   $ 1,650

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses permanently waived (0.01%) related to investments in TRP mutual funds.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Certified Financials  (Unaudited)                                June 30, 2003


PORTFOLIO OF INVESTMENTS                               Shares/Par        Value
--------------------------------------------------------------------------------
                                                              In thousands
COMMON STOCKS  62.5%

CONSUMER DISCRETIONARY  7.2%
Auto Components  0.1%
Denso (JPY)                                              59,300   $        941
                                                                           941
Automobiles  0.9%
Ford Motor                                              334,643          3,678

GM (ss.)                                                 95,700          3,445

Honda Motor ADR (ss.)                                   120,400          2,294

Peugeot (EUR)                                            23,000          1,119

Toyota Motor (JPY)                                      143,900          3,734

Volkswagen (EUR) (ss.)                                   37,037          1,568
                                                                        15,838

Distributors  0.1%
Genuine Parts                                            81,975          2,624
                                                                         2,624
Hotels, Restaurants & Leisure  0.5%
Carnival                                                100,000          3,251

Enterprise Inns (GBP)                                    56,390            753

Hilton Group (GBP)                                      222,465            677

McDonald's                                              156,200          3,446

Whitbread (GBP)                                         130,000          1,457
                                                                         9,584

Household Durables  0.3%
Fortune Brands                                           40,000          2,088

Pioneer (JPY)                                            61,300          1,381

Sony (JPY)                                               42,800          1,207

Thomson (EUR) (ss.)                                      21,939            339
                                                                         5,015

Leisure Equipment & Products  0.1%
Hasbro (ss.)                                             80,000          1,399
                                                                         1,399

Media  2.9%
Aegis (GBP)                                             813,047          1,065

AOL Time Warner *                                       289,550          4,659

British Sky Broadcast (GBP) *                           116,797          1,296

Clear Channel Communications *                           20,000   $        848

Comcast, Class A *                                      342,842         10,347

Cox Communications, Class A *                            50,000          1,595

Disney                                                  362,617          7,162

Gannett                                                  27,600          2,120

McGraw-Hill                                              71,800          4,452

New York Times, Class A                                  30,000          1,365

News Corporation (AUD)                                   10,804             81

News Corporation ADR                                     26,200            793

Omnicom                                                  26,800          1,921

Publicis Groupe (EUR) (ss.)                              99,279          2,669

Reader's Digest, Class A                                 35,000            472

Tribune                                                  40,000          1,932

Viacom, Class A *(ss.)                                    9,000            393

Viacom, Class B *                                       206,895          9,033

VNU (EUR)                                                37,000          1,142
                                                                        53,345

Multiline Retail  0.9%
May Department Stores                                    77,100          1,716

Pinault Printemps Redoute (EUR) (ss.)                    10,000            755

Sears (ss.)                                              40,000          1,346

Target                                                  323,400         12,237
                                                                        16,054

Specialty Retail  1.3%
CarMax *(ss.)                                            53,923          1,626

Circuit City Stores (ss.)                               171,800          1,512

Esprit Holdings (HKD)                                   214,000            524

GAP                                                     207,300          3,889

Home Depot                                              311,000         10,300

Radio Shack                                              80,000          2,105

Staples *                                                53,155            976

TJX                                                      92,000          1,733

Toys "R" Us *                                            64,380            780
                                                                        23,445

Textiles, Apparel, & Luxury Goods  0.1%
Adidas-Salomon (EUR) (ss.)                               10,368            888

Yue Yuen Industrial (HKD) (ss.)                         684,000          1,750
                                                                         2,638

Total Consumer Discretionary                                           130,883

CONSUMER STAPLES  6.0%

Beverages  1.3%
Allied Domecq (GBP)                                     141,175   $        779

Anheuser-Busch                                           98,100          5,008

Coca-Cola                                               189,300          8,786

Kirin Brewery (JPY) (ss.)                               118,000            831

PepsiCo                                                 214,400          9,541
                                                                        24,945

Food & Staples Retailing  2.3%
Carrefour (EUR) (ss.)                                    36,693          1,801

Casino Guichard-Perrachon (EUR) (ss.)                     7,733            605

Costco Wholesale *                                      119,100          4,359

CVS                                                      50,000          1,402

J. Sainsbury (GBP)                                      395,172          1,659

Kroger *                                                222,900          3,718

Metro (EUR) (ss.)                                        35,000          1,133

Safeway *                                                55,200          1,129

Sysco                                                   126,000          3,785

Wal-Mart                                                312,200         16,756

Wal-Mart de Mexico (MXN)                                572,500          1,688

Walgreen                                                 50,000          1,505

Woolworths (AUD)                                        230,400          1,937
                                                                        41,477

Food Products  0.7%
Campbell Soup                                            81,000          1,985

CSM (EUR)                                                45,507          1,004

General Mills                                            72,500          3,437

Nestle (CHF) (ss.)                                       10,086          2,086

Parmalat Finanz (EUR) (ss.)                             473,838          1,493

Unilever (GBP)                                          316,748          2,526
                                                                        12,531

Household Products  1.3%

Colgate-Palmolive                                        67,300          3,900

Kao (JPY)                                               139,000          2,592

Kimberly-Clark                                           75,400          3,931

Procter & Gamble                                        142,800         12,735
                                                                        23,158

Personal Products  0.1%
Gillette                                                 45,174   $      1,439
                                                                         1,439

Tobacco  0.3%
Altria Group                                            110,800          5,035
                                                                         5,035

Total Consumer Staples                                                 108,585


ENERGY  4.5%

Energy Equipment & Services  0.7%

Baker Hughes                                             30,000          1,007

BJ Services *                                            98,400          3,676

FMC Technologies *                                       72,228          1,520

Halliburton                                              93,742          2,156

Helmerich & Payne                                        40,000          1,168

Schlumberger                                             72,600          3,454

Transocean *                                             11,654            256
                                                                        13,237

Oil & Gas  3.8%
Amerada Hess                                            153,500          7,549

BP (GBP)                                                441,157          3,064

BP ADR                                                  204,502          8,593

ChevronTexaco                                            81,159          5,860

Cia Espanola de Petroleos (EUR) (ss.)                    49,713          1,355

Cimarex Energy *                                         21,258            505

ENI (EUR) (ss.)                                          95,316          1,444

ENI SPA ADR (ss.)                                        20,900          1,589

Exxon Mobil                                             635,326         22,815

Marathon Oil                                            156,100          4,113

Norsk Hydro (NOK)                                        16,689            821

Petroleo Brasileiro (Petrobras)                          49,400            877

Royal Dutch Petroleum ADS                                30,000          1,399

Shell Transport & Trading (GBP) (ss.)                   221,080          1,462

Shell Transport & Trading ADR (ss.)                      89,100          3,551

Statoil (NOK)                                           218,693          1,865

Total, Series B (EUR)                                    12,849          1,945
                                                                        68,807

Total Energy                                                            82,044

FINANCIALS  13.1%

Capital Markets  2.4%
Bank of New York                                        100,000   $      2,875

Deutsche Bank (EUR) (ss.)                                21,667          1,408

Franklin Resources                                       98,000          3,829

Goldman Sachs Group                                      78,700          6,591

J.P. Morgan Chase                                       293,820         10,043

Macquarie Bank (AUD)                                     49,463            957

Mellon Financial                                        172,600          4,790

Morgan Stanley                                          155,700          6,656

Nomura Securities (JPY)                                 108,000          1,373

State Street                                             96,000          3,782

Waddell & Reed Financial, Class A                        35,581            913
                                                                        43,217

Commercial Banks  4.5%
ABN Amro Holdings (EUR)                                  35,196            674

Alliance & Leicester,  (GBP)                            116,988          1,605

Anglo Irish Bank (EUR)                                  159,316          1,407

Australia & New Zealand Banking (AUD)                   125,238          1,565

Australia & New Zealand Banking ADR                      21,500          1,341

Banca Intesa (EUR) (ss.)                                607,182          1,945

Banco Santander ADR (ss.)                               100,251          2,046

Banco Santander Central Hispano (EUR)                   197,243          1,731

Bank of America                                         213,537         16,876

Bank of Yokohama (JPY) (ss.)                            233,000            762

Barclays (GBP)                                          405,112          3,013

BNP Paribas (EUR) (ss.)                                  65,007          3,309

FleetBoston Financial                                   119,841          3,561

HBOS (GBP)                                              224,502          2,911

HSBC Holdings (GBP)                                     247,231          2,926

National Australia Bank (AUD)                           109,934          2,473

Nordea (SEK)                                            418,459          2,020

Royal Bank of Scotland (GBP)                             75,268          2,115

SEB, Series A (SEK)                                      83,294            849

Societe Generale (EUR) (ss.)                             47,160          2,994

Standard Chartered (GBP)                                102,135          1,243

Sumitomo Mitsui Financial (JPY) (ss.)                       284            621

Svenska Handelsbanken, Series A (SEK)                    96,877   $      1,587

U.S. Bancorp                                            400,424          9,811

UniCredito Italiano (EUR)                               251,454          1,200

Wachovia                                                271,919         10,866
                                                                        81,451

Consumer Finance  0.5%
Aiful (JPY)                                              15,650            668

American Express                                        176,000          7,359

Bradford & Bingley (GBP)                                247,219          1,284
                                                                         9,311

Diversified Financial Services  1.4%
Citigroup                                               570,938         24,436

ING Groep (EUR)                                          66,814          1,163

Moody's                                                  14,100            743
                                                                        26,342

Insurance  2.8%
AMBAC                                                    33,300          2,206

American International Group                            285,718         15,766

AXA (EUR)                                                54,755            851

AXA Asia Pacific (AUD)                                  614,798          1,016

CNP Assurances (EUR)                                     54,554          2,309

John Hancock Financial Services                          38,000          1,168

Marsh & McLennan                                        111,500          5,694

Millea Holdings (JPY)                                       103            789

Munich Re (EUR) (ss.)                                     4,220            431

Prudential (GBP)                                         81,286            493

Prudential Financial                                     64,000          2,154

QBE Insurance (AUD)                                     215,703          1,350

RAS (EUR) (ss.)                                         114,896          1,746

Royal & Sun Alliance (GBP)                              234,442            538

SAFECO                                                   50,000          1,764

St. Paul Companies                                      152,300          5,560

Torchmark                                                87,600          3,263

Travelers Property Casualty, Class A                     65,124          1,035

UnumProvident                                           284,200          3,811
                                                                        51,944

Real Estate  0.7%
Corio (EUR)                                              15,627            504

General Property Trust (AUD)                            598,594          1,174

ProLogis Trust, REIT                                    321,450   $      8,775

Sun Hung Kai Properties (HKD)                           161,000            811

Wereldhave (EUR)                                          7,322            461

Westfield Trust (AUD)                                   455,899          1,056
                                                                        12,781

Thrifts & Mortgage Finance  0.8%
Countrywide Financial                                    63,925          4,447

Fannie Mae                                               86,900          5,861

Freddie Mac                                              54,200          2,752

MGIC Investment                                          23,200          1,082
                                                                        14,142

Total Financials                                                       239,188


HEALTH CARE  8.3%

Biotechnology  0.5%

Amgen *                                                 131,000          8,704

CSL (AUD)                                                23,296            187
                                                                         8,891

Health Care Equipment & Supplies  0.7%
Baxter International                                    111,500          2,899

Becton, Dickinson                                        60,000          2,331

Guidant                                                  42,400          1,882

Medtronic                                               140,400          6,735
                                                                        13,847

Health Care Providers & Services  1.2%
Aetna                                                    52,695          3,172

Cardinal Health                                          96,908          6,231

Celesio (EUR) (ss.)                                      18,000            709

Health Management, Class A                               81,252          1,499

UnitedHealth Group                                      196,600          9,879
                                                                        21,490

Pharmaceuticals  5.9%
Abbott Laboratories                                     141,700          6,201

Altana (EUR)                                             43,200          2,730

AstraZeneca (GBP)                                        31,188          1,253

AstraZeneca ADR (ss.)                                    87,300          3,559

Bristol-Myers Squibb                                    154,700          4,200

Eisai (JPY)                                              30,000            618

Eli Lilly                                               100,000          6,897

GlaxoSmithKline (GBP)                                    73,591   $      1,487

GlaxoSmithKline ADR (ss.)                               177,522          7,197

Johnson & Johnson                                       191,500          9,900

Merck                                                   196,000         11,868

Novartis (CHF)                                          109,809          4,355

Pfizer                                                1,016,810         34,724

Sanofi-Synthelabo (EUR)                                  35,590          2,088

Schwarz Pharma (EUR)                                     47,000          1,806

Takeda Chemical Industries (JPY)                         40,000          1,478

Wyeth                                                   170,800          7,780
                                                                       108,141

Total Health Care                                                      152,369


INDUSTRIALS & BUSINESS SERVICES  6.9%

Aerospace & Defense  1.1%

Boeing                                                   95,900          3,291

European Aeronautic Defense & Space (EUR) (ss.)          34,616            425

Honeywell International                                 177,900          4,777

Lockheed Martin                                          85,811          4,082

Northrop Grumman                                         49,471          4,269

United Technologies                                      48,400          3,428
                                                                        20,272

Air Freight & Logistics  0.1%
UPS, Class B                                             27,000          1,720
                                                                         1,720

Airlines  0.1%
Delta (ss.)                                              46,000            676

Singapore Airlines (SGD)                                233,000          1,376
                                                                         2,052

Building Products  0.1%
Masco                                                    99,800          2,380
                                                                         2,380

Commercial Services & Supplies  0.3%
Davis Service Group (GBP)                               213,899          1,340

Waste Management                                        176,295          4,247
                                                                         5,587

Construction & Engineering  0.1%
Acciona (EUR)                                            21,772          1,039
                                                                         1,039

Electrical Equipment  0.4%
Draka (EUR) *(ss.)                                      101,872   $        983

Emerson Electric                                         62,600          3,199

Hubbell, Class B                                         80,252          2,656

Sumitomo Electric Industries (JPY)                       87,000            637
                                                                         7,475

Industrial Conglomerates  2.5%
3M                                                       48,600          6,269

GE                                                      854,400         24,504

Hutchison Whampoa (HKD) (ss.)                           283,000          1,724

Sembcorp Industries (SGD)                             1,552,000          1,128

Siemens (EUR)                                            60,121          2,954

Textron                                                  62,000          2,419

Tyco International                                      362,964          6,889
                                                                        45,887

Machinery  1.4%
Caterpillar                                              50,000          2,783

Danaher (ss.)                                            96,200          6,547

Deere                                                   131,500          6,010

Fanuc (JPY)                                              19,100            948

ITT Industries                                          100,000          6,546

Mitsubishi Heavy Industries (JPY)                       412,000          1,069

Singulus Technology (EUR) *(ss.)                         43,718            758
                                                                        24,661

Road & Rail  0.7%
Arriva (GBP)                                            205,448          1,184

Burlington Northern Santa Fe                             75,300          2,142

Landstar Systems *                                       80,000          5,028

Norfolk Southern                                         93,200          1,789

Union Pacific                                            29,000          1,683
                                                                        11,826

Trading Companies & Distributors  0.1%
Mitsubishi (JPY)                                        194,000          1,348

Sumitomo (JPY)                                          194,000            897
                                                                         2,245

Transportation Infrastructure  0.0%
Kamigumi (JPY)                                          174,000            872
                                                                           872

Total Industrials & Business Services                                  126,016

INFORMATION TECHNOLOGY  8.4%

Communications Equipment  0.8%
Cisco Systems *                                         423,900   $      7,075

Motorola                                                278,600          2,627

Nokia (EUR)                                              48,095            794

Nokia ADR                                                68,300          1,122

QUALCOMM                                                 44,000          1,573

Sagem (EUR) (ss.)                                         9,345            752
                                                                        13,943

Computer & Peripherals  1.4%
Dell Computer *                                         151,600          4,845

Hewlett-Packard                                         445,680          9,493

IBM                                                     134,100         11,063
                                                                        25,401

Electronic Equipment & Instruments  0.4%

Agilent Technologies *                                   48,933            957

Flextronics *                                           180,000          1,870

Jabil Circuit *                                         121,800          2,692

Kyocera (JPY) (ss.)                                      15,500            888

Nippon Electric Glass (JPY) (ss.)                        60,000            635
                                                                         7,042

Internet Software & Services  0.3%
InterActiveCorp *(ss.)                                  118,000          4,669

VeriSign *(ss.)                                         130,000          1,798
                                                                         6,467

IT Services  0.9%
Automatic Data Processing                                78,000          2,641

Certegy *                                                 8,900            247

DST Systems *                                            50,000          1,900

Electronic Data Systems                                 185,723          3,984

First Data                                               89,100          3,692

Paychex                                                  94,540          2,771

Sabre Holdings, Class A                                  28,906            713
                                                                        15,948

Office Electronics  0.2%
Canon (JPY)                                              72,000          3,310
                                                                         3,310

Semiconductor & Semiconductor Equipment  1.9%
Altera *                                                152,000   $      2,493

Analog Devices *                                        149,000          5,188

Applied Materials *                                     160,000          2,538

Intel                                                   508,400         10,566

Jenoptik (EUR)                                           56,559            729

KLA-Tencor *(ss.)                                        60,000          2,789

Linear Technology                                       115,000          3,704

Maxim Integrated Products                               111,500          3,812

Texas Instruments                                       100,000          1,760

Xilinx *                                                 50,400          1,276
                                                                        34,855

Software  2.5%
Adobe Systems                                           100,000          3,207

BMC Software *                                           80,000          1,306

Electronic Arts *                                        15,000          1,110

Intuit *                                                167,200          7,445

Microsoft                                               699,800         17,922

NEC Soft (JPY)                                           15,600            344

Oracle *                                                727,000          8,739

SAP (EUR) (ss.)                                          22,147          2,616

VERITAS Software *                                      115,000          3,297
                                                                        45,986

Total Information Technology                                           152,952


MATERIALS  2.9%

Chemicals  1.1%
BASF (EUR)                                               43,149          1,846

Degussa (EUR) (ss.)                                      54,310          1,574

Dow Chemical                                            167,200          5,177

DuPont                                                   56,315          2,345

FMC *(ss.)                                               42,000            950

Great Lakes Chemical                                     25,000            510

Kaneka (JPY)                                            171,000          1,056

Potash Corp./Saskatchewan                                31,000          1,984

Rohm & Haas                                              53,417          1,658

Scotts, Class A *(ss.)                                   10,000            495

Shin-Etsu Chemical (JPY)                                 36,600   $      1,252

Valspar (ss.)                                            36,200          1,528
                                                                        20,375

Construction Materials  0.3%
Boral (AUD)                                             740,819          2,517

Cemex Participating Certificates
     (Represents 2 Series A
     and 1 Series B shares) (MXN)                       350,000          1,561

RMC (GBP)                                               158,417          1,209
                                                                         5,287

Metals & Mining  1.2%
Alcoa                                                   167,860          4,280

Anglo American (GBP)                                     40,341            617

BHP Steel (AUD)                                         565,172          1,412

Gerdau ADR (ss.)                                        132,600          1,558

Inco *(ss.)                                             200,000          4,228

Newmont Mining                                           60,000          1,948

Nucor                                                    52,000          2,540

Phelps Dodge *                                          119,300          4,574

SSAB Svenskt Stal, Series A (SEK) (ss.)                  92,157          1,233
                                                                        22,390

Paper & Forest Products  0.3%
Georgia-Pacific                                          61,135          1,158

International Paper                                      68,000          2,430

MeadWestvaco                                             30,000            741

Weyerhaeuser                                             12,700            686
                                                                         5,015

Total Materials                                                         53,067


TELECOMMUNICATION SERVICES  2.9%

Diversified Telecommunication Services  2.3%
Alltel                                                   89,100          4,296

AT&T                                                    129,300          2,489

BellSouth                                               121,500          3,236

Carso Global Telecom (MXN) *                            919,200          1,168

Royal KPN (EUR) *                                       325,988          2,314

SBC Communications                                      252,540          6,452

Sprint                                                  101,800          1,466

Tele2 AB, Series B (SEK) *(ss.)                          42,524          1,582

Telecom Italia (EUR) (ss.)                              153,885   $      1,395

Telmex ADR, Series L (ss.)                               34,400          1,081

Verizon Communications                                  406,736         16,046
                                                                        41,525

Wireless Telecommunication Services  0.6%
America Movil ADR, Series L                              45,800            859

KDDI (JPY)                                                  501          1,944

SK Telecom ADR (ss.)                                     43,110            813

Telecom Italia Mobile (EUR)                             399,749          1,972

Vodafone (GBP)                                          294,558            577

Vodafone ADR (ss.)                                      246,300          4,840
                                                                        11,005

Total Telecommunication Services                                        52,530


UTILITIES  2.3%

Electric Utilities  1.9%
E.On (EUR)                                               42,864          2,207

El Paso Electric *(ss.)                                 100,000          1,233

Endesa ADR (ss.)                                         48,800            795

Entergy                                                  81,400          4,296

Exelon                                                  126,025          7,538

FirstEnergy                                             139,054          5,347

FPL Group                                                25,600          1,711

Hong Kong Electric (HKD)                                182,571            714

Iberdrola (EUR) (ss.)                                   107,290          1,861

Pinnacle West Capital                                    50,000          1,873

Tohoku Electric Power (JPY)                             136,300          2,020

TXU                                                     216,500          4,860
                                                                        34,455

Gas Utilities  0.2%
Australian Gas Light (AUD)                              145,000          1,066

Centrica (GBP)                                          895,156          2,600
                                                                         3,666

Multi-Utilities & Unregulated Power  0.2%

Duke Energy                                             156,230          3,117

El Paso Energy (ss.)                                     47,766            386
                                                                         3,503

Total Utilities                                                         41,624

Total Common Stocks (Cost  $858,146)                                 1,139,258

PREFERRED STOCKS  0.0%

Porsche, 0% (EUR)                                         2,600   $      1,104

Total Preferred Stocks (Cost  $800)                                      1,104


CONVERTIBLE PREFERRED STOCKS  0.3%

Reckson Associates Realty, Series A, 7.625%             200,000          4,860

Total Convertible Preferred Stocks (Cost  $4,793)                        4,860


CORPORATE BONDS  12.3%

Abbey National First Capital, 8.20%, 10/15/04      $  1,205,000          1,310

AIG SunAmerica Global Financing,
144A, 7.60%, 6/15/05 ++                               2,600,000          2,892

Alcan Aluminum, 4.875%, 9/15/12                         700,000            737

American Electric Power, Series C, 5.375%, 3/15/10      180,000            193

Anheuser-Busch, 5.75%, 4/1/10                         5,000,000          5,618

AOL Time Warner, 7.625%, 4/15/31                      1,625,000          1,862

Asian Development Bank, 4.875%, 2/5/07                  200,000            220

AT&T, STEP, 8.50%, 11/15/31                           1,025,000          1,169

AT&T Wireless Group, 7.35%, 3/1/06                      450,000            505

Bank One, 5.50%, 3/26/07                              2,000,000          2,200

BankAmerica, 6.625%, 8/1/07                           3,000,000          3,424

BB&T
          4.75%, 10/1/12                                935,000            983
          6.375%, 6/30/25                             3,000,000          3,251

BHP Billiton Finance, 4.80%, 4/15/13                    255,000            268

BHP Finance, 6.69%, 3/1/06                            2,000,000          2,235

Boeing, 8.75%, 8/15/21                                2,000,000          2,638

Bottling Group, 144A, 4.625%, 11/15/12                  450,000            467

BP Capital Markets, 2.35%, 6/15/06                      500,000            506

Bristol-Myers Squibb, 5.75%, 10/1/11                  2,000,000          2,224

British Telecommunications, VR, 8.375%, 12/15/10      1,000,000          1,271

Burlington Northern Santa Fe, ETC, 7.33%, 6/23/10       576,909            608

Canadian Natural Resources, 6.45%, 6/30/33              500,000            567

Capital One Bank, 4.875%, 5/15/08                     1,000,000          1,013

Cardinal Health, 4.00%, 6/15/15                         425,000            406

Celulosa Arauco Y Constitucion, 8.625%, 8/15/10    $    800,000   $        960

Century Telephone Enterprises, 8.25%, 5/1/24            500,000            552

Chevron Phillips Chemical, 5.375%, 6/15/07              560,000            600

Cincinnati Gas & Electric, 5.70%, 9/15/12               760,000            834

CIT Group, 7.75%, 4/2/12                              1,960,000          2,336

Citigroup, 7.25%, 10/1/10                             1,300,000          1,570

Coca Cola Bottling, 7.20%, 7/1/09                     5,000,000          5,835

Comcast Cable Communications, 6.75%, 1/30/11          1,750,000          2,009

Consumers Energy, 144A, 4.25%, 4/15/08                  360,000            371

Countrywide Funding, 6.875%, 9/15/05                    860,000            947

Cox Communications, 7.125%, 10/1/12                     300,000            358

Credit Suisse First Boston (USA), 6.50%, 1/15/12      1,175,000          1,345

CSX, 7.45%, 5/1/07                                    1,000,000          1,159

Delta Airlines, Series 93-C1, ETC, 8.95%, 1/12/12     1,271,458            979

Detroit Edison, 6.125%, 10/1/10                       2,700,000          3,061

Deutsche Telekom, STEP, 8.50%, 6/15/10                1,150,000          1,416

Dillards, 6.43%, 8/1/04                               2,000,000          2,010

DPL, 8.25%, 3/1/07                                      490,000            562

Duke Energy, 6.75%, 8/1/25                            1,000,000          1,033

DuPont, 6.875%, 10/15/09                                660,000            790

Enron Oil & Gas, 6.50%, 12/1/07                       4,000,000          4,557

EOP Operating Limited Partnership, 6.80%, 1/15/09     1,250,000          1,440

Equitable Resources, 7.75%, 7/15/26                   2,000,000          2,424

Erac USA Finance, 144A, 8.00%, 1/15/11                2,500,000          3,031

European Investment Bank, STEP, 4.00%, 8/30/05          850,000            897

Exelon Generation, 6.95%, 6/15/11                       375,000            433

Federal Express, 9.95%, 8/15/06                         500,000            597

First Union, 7.55%, 8/18/05                           3,000,000          3,360

Food Lion, 8.05%, 4/15/27                             1,900,000          1,919

Ford Capital, 9.50%, 6/1/10                           4,000,000          4,572

Ford Motor Credit, 6.50%, 1/25/07                     1,600,000          1,681

France Telecom, VR, 9.25%, 3/1/11                     1,590,000          1,999

Freeport McMoRan Resources, 7.00%, 2/15/08              900,000            657

General Electric Capital
          4.25%, 1/15/08                              1,000,000          1,059
          7.25%, 5/3/04                               2,000,000          2,101

General Mills, 6.00%, 2/15/12                         1,750,000          1,989

GM, 8.25%, 7/15/23                                 $  2,800,000   $      2,787

Goldman Sachs Group, 6.60%, 1/15/12                   2,500,000          2,907

GTE Florida, 7.41%, 12/15/23                          1,000,000          1,019

Houston Lighting & Power, 7.50%, 7/1/23               3,000,000          3,026

Hydro-Quebec, 7.50%, 4/1/16                           1,000,000          1,308

IBM, 6.45%, 8/1/07                                    1,000,000          1,148

Inter-American Development Bank, 6.375%, 10/22/07     1,100,000          1,278

International Bank for Reconstruction & Development
     5.00%, 3/28/06                                   1,350,000          1,470

International Bank for Reconstruction & Development
     7.625%, 1/19/23                                  1,800,000          2,461

Jefferson Pilot Capital Trust A, 144A,8.14%,1/15/46   1,500,000          1,799

Kimberly-Clark, 6.375%, 1/1/28                        5,000,000          5,721

Kraft Foods, 5.625%, 11/1/11                          3,000,000          3,260

Kroger, 8.05%, 2/1/10                                 2,500,000          3,022

Lehman Brothers, 6.625%, 1/18/12                      1,325,000          1,545

Malaysia, 7.50%, 7/15/11                                420,000            511

Manufacturers & Traders Trust, 8.00%, 10/1/10         1,625,000          2,000

Marsh & McLennan, 3.625%, 2/15/08                        50,000             52

MBNA America Bank, 6.50%, 6/20/06                     1,500,000          1,643

Morgan Stanley Group, 6.875%, 3/1/07                  4,000,000          4,570

New Jersey Bell Telephone, 6.80%, 12/15/24            2,500,000          2,617

News America Holdings, 9.25%, 2/1/13                  3,090,000          4,099

NGC, 6.75%, 12/15/05                                  1,000,000            950

Niagara Mohawk Power, 7.625%, 10/1/05                 1,512,195          1,664

Noram Energy, 6.50%, 2/1/08                             521,000            563

Norfolk Southern, 7.80%, 5/15/27                      4,000,000          5,017

Northrop Grumman, 7.875%, 3/1/26                      2,000,000          2,509

NYNEX, 9.55%, 5/1/10                                    621,216            754

Ontario Province of Canada, 6.00%, 2/21/06            2,650,000          2,935

Oracle, 6.91%, 2/15/07                                3,000,000          3,285

Pemex Project Funding Master Trust, 7.375%,12/15/14   2,500,000          2,721

Petrobras International, 9.875%, 5/9/08               1,340,000          1,474

Phillips Petroleum, 7.00%, 3/30/29                    4,000,000          4,718

PPL Energy, 6.40%, 11/1/11                              940,000          1,040

Province of Manitoba, 7.50%, 2/22/10                  5,600,000          7,057

Public Service Company of Colorado, 7.875%, 10/1/12     940,000          1,183

Quebec Province, 7.00%, 1/30/07                       1,000,000          1,158

Republic of Chile, 5.50%, 1/15/13                  $    115,000   $        122

Republic of Italy
          2.50%, 3/31/06                              1,000,000          1,021
          4.375%, 6/15/13                               330,000            346
          5.375%, 6/15/33                               330,000            351

Republic of Korea, 8.875%, 4/15/08                      424,000            528

Royal Bank of Scotland Group, 5.00%, 10/1/14          1,000,000          1,052

SBC Communications, 6.25%, 3/15/11                    1,100,000          1,260

Sempra Energy, 6.00%, 2/1/13                            790,000            870

Siebe
     144A, 6.50%, 1/15/10                             2,000,000          1,660
     144A, 7.125%, 1/15/07                            1,500,000          1,335

Sovereign Bank, 5.125%, 3/15/13                         355,000            367

Sprint Capital, 6.875%, 11/15/28                        600,000            611

St. Paul Companies, 5.75%, 3/15/07                    1,525,000          1,655

State Street, 7.65%, 6/15/10                          2,225,000          2,759

Synovus Financial, 4.875%, 2/15/13                      390,000            407

Telefonica Europe, 7.35%, 9/15/05                     1,660,000          1,856

Tenneco Packaging, 7.20%, 12/15/05                    1,000,000          1,102

Time Warner, 7.48%, 1/15/08                           1,400,000          1,610

Transocean, 9.50%, 12/15/08                             425,000            552

Travelers Property Casualty, 6.75%, 11/15/06          1,500,000          1,659

TXU Energy, 144A, 7.00%, 3/15/13                        250,000            277

Unilever Capital, 7.125%, 11/1/10                       430,000            525

Union Bank Switzerland, 7.25%, 7/15/06                1,000,000          1,165

Union Pacific, 6.50%, 4/15/12                         2,000,000          2,311

United Mexican States, 7.50%, 1/14/12 (ss.)           2,000,000          2,295

UST, 6.625%, 7/15/12                                  1,200,000          1,385

Verizon Virginia, 4.625%, 3/15/13                       130,000            133

Viacom, 6.625%, 5/15/11                               2,500,000          2,952

Vodafone Group, 5.375%, 1/30/15                         600,000            642

Washington Mutual, 4.375%, 1/15/08                    1,250,000          1,325

Wells Fargo Financial, 5.50%, 8/1/12                  2,000,000          2,225

WestAmerica Banc, 6.99%, 9/30/03                      1,500,000          1,513

Weyerhaeuser, 5.95%, 11/1/08                            750,000            833

Willamette Industries, 7.85%, 7/1/26                  1,000,000          1,181

XL Capital Finance, 6.50%, 1/15/12                    1,250,000          1,430

Total Corporate Bonds (Cost  $203,427)                                 224,596

ASSET-BACKED SECURITIES  0.3%

American Express, Series 2000-1,
Class A, 7.20%, 9/17/07                            $  1,135,000   $      1,237

Citibank Credit Card Issuance Trust
     Series 2000, Class A1, 6.90%, 10/15/07           2,800,000          3,112

Nationsbank Credit Card Master Trust
     Series 1993, Class 2A, 6.00%, 12/15/05             140,000            143

Rail Car Trust, 7.75%, 6/1/04                            18,608             19

Total Asset-Backed Securities (Cost  $4,239)                             4,511


NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES  0.7%

Corestates Home Equity Loan, Series 1994-1
     Class A, 6.65%, 5/15/09                              5,341              5

DLJ Commercial Mortgage, Series 1999-CG2
     Class A1B, CMO, 7.30%, 6/10/32                   2,850,000          3,421

JP Morgan Chase Commercial Mortgage Securities
     Series 2001-CIBC, Class A3
     CMO, 6.26%, 3/15/33                              5,450,000          6,323

JP Morgan Commercial Mortgage Financial
     Series 1999-C7, Class A2
     CMO, 6.507%, 10/15/35                              140,000            162

Morgan Stanley Dean Witter Capital Trust
     Series 2002-A2, CMO, 5.98%, 1/15/39              2,800,000          3,171

Total Non-U.S. Government Mortgage-Backed
Securities (Cost  $11,906)                                              13,082


U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES  3.4%

Federal Home Loan Mortgage
          6.50%, 6/1/32                               1,983,886          2,064

          7.00%, 6/1/32                               3,425,076          3,593

Federal National Mortgage Assn.
          6.00%, 10/25/08                             3,835,000          4,167

          6.50%, 3/1/16 - 12/1/32                     3,546,955          3,723

          7.00%, 4/1/26 - 4/1/32                      1,724,580          1,818

     TBA, 6.00%, 1/1/33                               4,861,000          5,051

Government National Mortgage Assn.
          6.00%, 2/15/14 - 3/20/33                 $  3,825,026   $      4,006

          6.50%, 9/15/25 - 4/15/29                    3,772,190          3,969

          7.00%, 12/15/23 - 3/15/31                   2,913,828          3,087

          7.50%, 9/15/22 - 1/15/28                    1,785,697          1,908

          8.00%, 6/15/17 - 11/15/25                   1,420,776          1,552

          8.50%, 3/15/05 - 6/20/26                    1,138,402          1,247

          9.00%, 6/15/19 - 6/20/20                       97,738            108

          9.50%, 8/15/09 - 8/20/22                      136,920            151

          10.00%, 11/15/09 - 1/20/22                     27,597             31

          10.50%, 5/15/15                                 4,359              5

          11.00%, 3/15/10 - 1/15/20                     200,934            224

          11.50%, 3/15/10 - 3/15/16                     305,078            345

     ARM, 5.75%, 8/20/23                                 29,669             31

     TBA
          5.50%, 1/1/33                              16,000,000         16,625

          6.00%, 1/1/33                               8,385,804          8,771

U.S. Department of Veteran Affairs
      CMO, VR, 9.56%, 3/15/25                           260,180            302

Total U.S. Government Mortgage-Backed
Securities (Cost $61,320)                                               62,778


U.S. GOVERNMENT OBLIGATIONS/
AGENCIES  10.0%

Federal Home Loan Banks
          5.75%, 5/15/12                              6,375,000          7,334

          6.34%, 10/19/05                             4,875,000          5,400

Federal Home Loan Mortgage
          1.875%, 1/15/05                            15,000,000         15,134

          5.125%, 7/15/12 (ss.)                         582,000            643

Federal National Mortgage Assn.
          5.25%, 8/1/12                               3,310,000          3,585

          5.75%, 6/15/05                             11,500,000         12,467

          5.80%, 12/10/03                            13,000,000         13,274

          6.47%, 9/25/12                              3,000,000          3,624

          7.125%, 2/15/05 (ss.)                      10,000,000         10,931

U.S. Treasury Bonds
          5.375%, 2/15/31 (ss.)                       2,995,000          3,373

          6.25%, 8/15/23 - 5/15/30 (ss.)              2,675,000          3,291

          6.50%, 11/15/26 (ss.)                    $ 25,000,000   $     31,723

          7.125%, 2/15/23 (ss.)                       3,500,000          4,692

          7.25%, 5/15/16 (ss.)                        6,000,000          7,986

          8.125%, 8/15/19 (ss.)                         300,000            434

          8.75%, 5/15/20 (ss.)                        1,000,000          1,530

          9.25%, 2/15/16 (ss.)                        3,000,000          4,596

          11.625%, 11/15/04 (ss.)                        20,000             23

          13.875%, 5/15/11 (ss.)                        190,000            254

U.S. Treasury Notes
          3.00%, 11/15/07 (ss.)                       5,700,000          5,881

          3.50%, 11/15/06 (ss.)                       3,225,000          3,399

          4.25%, 11/15/03 (ss.)                       2,400,000          2,430

          4.375%, 5/15/07 - 8/15/12 (ss.)            19,445,000         21,086

          4.75%, 11/15/08 (ss.)                      15,019,000         16,652

          7.875%, 11/15/04 (ss.)                      2,650,000          2,892

Total U.S. Government Obligations/
Agencies (Cost  $168,194)                                              182,634

DOMESTIC BOND MUTUAL FUNDS  7.4%

T. Rowe Price Institutional High Yield
Fund, 7.99% p!                                       12,749,687        135,402

Total Domestic Bond Mutual
Funds (Cost $133,711)                                                  135,402


SHORT-TERM INVESTMENTS  4.4%

Money Market Funds  4.4%
T. Rowe Price Reserve Investment Fund, 1.16% #       80,773,634         80,774

Total Short-Term Investments (Cost  $80,774)                            80,774

SECURITIES LENDING COLLATERAL 10.6%

Money Market Pooled Account 2.5%
Investment in money market pooled account
managed by JPMorgan Chase Bank, London               46,223,798         46,224

Money Market Trust 8.1%
State Street Bank and Trust Company of
New Hampshire, N.A. Securities Lending
Quality Trust units                                 146,526,763        146,526

Total Securities Lending Collateral
(Cost $192,750)                                                        192,750

                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands


Total Investments in Securities
111.9% of Net Assets (Cost $1,720,060)                            $  2,041,749

Other Assets Less Liabilities                                         (217,218)

NET ASSETS                                                        $   1,824,531
                                                                  -------------


     #    Seven-day yield
     *    Non-income producing
    (ss.) All or a portion of this security is on loan at June 30, 2003 - See
          Note 2
     !    Affiliated company - See Note 2.
     ++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total of such securities at period-end amounts to $2,892,000 and represents 0.2% of net assets
     p    SEC yield
     144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $11,832,000 and represents 0.6% of net assets
     ADR  American Depository Receipts
     ADS  American Depository Shares
     ARM  Adjustable Rate Mortgage
     AUD  Australian dollar
     CHF  Swiss franc
     CMO  Collateralized Mortgage Obligation
     ETC  Equipment Trust Certificate
     EUR  Euro
     GBP  British pound
     HKD  Hong Kong dollar
     JPY  Japanese yen
     MXN  Mexican peso
     NOK  Norwegian krone
     REIT Real Estate Investment Trust
     SEK  Swedish krona
     SGD  Singapore dollar
     STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
     TBA  To Be Announced security was purchased
          on a forward commitment basis
     VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 June 30, 2003


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
  Investments in securities, at value
    Affiliated companies (cost $133,711)                         $   135,402

    Other companies (cost $1,586,349)                              1,906,347

  Total investments in securities                                  2,041,749

  Other assets                                                        20,030

  Total assets                                                     2,061,779


  Liabilities
  Obligation to return securities lending collateral                 192,750

  Other liabilities                                                   44,498

  Total liabilities                                                  237,248


  NET ASSETS                                                     $ 1,824,531
                                                                 -----------

  Net Assets Consist of:
  Undistributed net investment income (loss)                     $       256

  Undistributed net realized gain (loss)                             (24,434)

  Net unrealized gain (loss)                                         321,749

  Paid-in-capital applicable to 108,836,163 shares of
  $0.01 par value capital stock outstanding;
  1,000,000,000 shares authorized                                  1,526,960

  NET ASSETS                                                     $ 1,824,531
                                                                 -----------

  NET ASSET VALUE PER SHARE                                      $     16.76
                                                                 -----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                    6 Months
                                                                       Ended
                                                                     6/30/03
  Investment Income (Loss)
  Income
    Interest                                                     $    15,814

    Dividend                                                          11,632

    Income distributions from mutual funds                             1,672

    Securities lending                                                   344

    Total income                                                      29,462

  Expenses
    Investment management                                              3,855

    Shareholder servicing                                              2,876

    Custody and accounting                                               159

    Prospectus and shareholder reports                                    80

    Registration                                                          22

    Legal and audit                                                        8

    Directors                                                              6

    Miscellaneous                                                          2

    Total expenses                                                     7,008

    Expenses paid indirectly                                             (17)

    Net expenses                                                       6,991

  Net investment income (loss)                                        22,471

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Securities                                                           441

    Foreign currency transactions                                         35

    Net realized gain (loss)                                             476

  Change in net unrealized gain (loss)
    Securities                                                       134,627

    Other assets and liabilities
    denominated in foreign currencies                                      8

    Change in net unrealized gain (loss)                             134,635

  Net realized and unrealized gain (loss)                            135,111

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                         $   157,582
                                                                 -----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands                                            6 Months          Year
                                                           Ended         Ended
                                                         6/30/03      12/31/02

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                        $   22,471   $    47,570

  Net realized gain (loss)                                   476       (24,786)

  Change in net unrealized gain (loss)                   134,635      (172,199)

  Increase (decrease) in net assets from operations      157,582      (149,415)

Distributions to shareholders
  Net investment income                                  (22,422)      (47,248)

  Net realized gain                                            -        (3,035)

  Decrease in net assets from distributions              (22,422)      (50,283)

Capital share transactions *
  Shares sold                                            229,777       340,868

  Distributions reinvested                                21,578        48,241

  Shares redeemed                                       (143,767)     (398,810)

  Increase (decrease) in net assets from capital
  share transactions                                     107,588        (9,701)

Net Assets
Increase (decrease) during period                        242,748      (209,399)

Beginning of period                                    1,581,783     1,791,182

End of period                                         $1,824,531   $ 1,581,783
                                                      --------------------------

*Share information
 Shares sold                                              14,635        20,730

 Distributions reinvested                                  1,342         2,986

 Shares redeemed                                          (9,154)      (24,095)

 Increase (decrease) in shares outstanding                 6,823          (379)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $16,000 and $1,000, respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, the value of loaned securities was $198,357,000 aggregate collateral consisted of $192,750,000 in the money market pooled account and U.S. government securities valued at $12,238,000.

     Affiliated Companies
     The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2003, the value of affiliated companies totaled $135,402,000, representing 6.6% of the value of the fund's investments in securities. For the six months then ended, $1,176,000 (70.3%) of income distributions from mutual funds reflected in the accompanying financial statements resulted from transactions with affiliated companies.

     Other
     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $195,831,000 and $104,761,000, respectively, for the six months ended June 30, 2003. Purchases and sales of U.S. government securities aggregated $195,359,000 and $201,112,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $10,176,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $14,361,000 of unused capital loss carryforwards, of which $14,361,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $1,720,060,000. Net unrealized gain aggregated $321,749,000 at period-end, of which $387,180,000 related to appreciated investments and $65,431,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $653,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $2,395,000 for the six months ended June 30, 2003, of which $495,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $496,000.

     The fund may invest in T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high yield bond markets. On May 20, 2003, the fund purchased 11,097,577 shares of High Yield Fund, at the net asset value per share on that date, by transferring portfolio securities valued at $116,414,000 to High Yield Fund. For financial reporting and tax purposes, the fund realized a net gain of $5,149,000 on the transfer, reflecting the amount that fair value of the transferred securities on the date of transfer exceeded cost. At June 30, 2003, the fund held 21.8% of High Yield Fund's outstanding shares and, during the six months then ended, the funds received distributions from High Yield Fund in the amount of $1,176,000.

     The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the fund indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the fund's investment management fee by the amount of expense incurred by High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $69,000 during the six months ended June 30, 2003.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003